Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004


October 2, 2006



VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re:   The World Funds, Inc.: File Nos. 333-29289 and 811-08255
      --------------------------------------------------------

Ladies and Gentlemen:

On behalf of The World Funds, Inc. (the "Company"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information dated October 2, 2006 that would have been filed under Rule 497(c) would not have differed from that contained in the Company's Post-Effective Amendment No. 57, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001108086-06-000075 on September 29, 2006.

Please do no hesitate to contact me at (202) 739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman
Thomas S. Harman